As filed with the Securities and Exchange Commission on January 14, 2019.

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 343	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 347	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110	Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110
(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Disciplined Small Core Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Global Technology Growth Fund, Columbia Greater China Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Growth Fund I, Columbia Strategic Income Fund, Multi-Manager Alternative Strategies Fund, Multi-Manager International Equity Strategies Fund, Multi-Manager Small Cap Equity Strategies Fund and Multi-Manager Total Return Bond Strategies Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST I, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 14th day of January, 2019.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 14th day of January, 2019.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen	President	/s/ David M. Moffett*	Trustee
Christopher O. Petersen	(Principal Executive Officer)	David M. Moffett

/s/ Michael G. Clarke*	Chief Financial Officer	/s/ John J. Neuhauser*	Trustee
Michael G. Clarke	(Principal Financial Officer) and Senior Vice President	John J. Neuhauser

/s/ Joseph Beranek* Joseph Beranek	Treasurer and Chief Accounting Officer	/s/ Patrick J. Simpson* Patrick J. Simpson	Trustee
(Principal Accounting Officer)

/s/ Douglas A. Hacker*	Chair of the Board	/s/ William F. Truscott*	Trustee
Douglas A. Hacker		William F. Truscott

/s/ Janet L. Carrig*	Trustee	/s/ Anne-Lee Verville*	Trustee
Janet L. Carrig		Anne-Lee Verville

/s/ Nancy T. Lukitsh*	Trustee
Nancy T. Lukitsh

*	By:	/s/ Joseph D’Alessandro
	Name:	Joseph D’Alessandro**
Attorney-in-fact

**

Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated May 23, 2016 and incorporated by reference to Post-Effective Amendment No. 261 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(3)), filed with the Commission on May 27, 2016, on behalf of Joseph Beranek pursuant to a Power of Attorney, dated January 3, 2019, filed herewith as Exhibit - 99 (q)(6) to Post-Effective Amendment No. 343 to Registration Statement No. 2-99356 of the Registrant on Form N-1A and on behalf of each of the Trustees pursuant to a Trustees Power of Attorney, dated January 1, 2018, and incorporated by reference to Post-Effective Amendment No. 315 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 1, 2018.

SIGNATURES

ASGM Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASGM Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 14th day of January, 2019.

ASGM OFFSHORE FUND, LTD.

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
Director

This Amendment to the Registration Statement for Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASGM Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 14th day of January, 2019.

Signature	Capacity

/s/ Amy K. Johnson*	Director, ASGM Offshore Fund, Ltd.
Amy K. Johnson

/s/ Anthony P. Haugen*	Director, ASGM Offshore Fund, Ltd.
Anthony P. Haugen

/s/ Christopher O. Petersen	Director, ASGM Offshore Fund, Ltd.
Christopher O. Petersen

*	By:	/s/ Joseph D’ Alessandro
	Name:	Joseph D’ Alessandro**
Attorney-in-fact

**

Executed by Joseph D’ Alessandro on behalf of Amy K. Johnson and Anthony P. Haugen pursuant to Powers of Attorney, dated May 11, 2016, and incorporated by reference to Post-Effective Amendment No. 261 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibits (q)(4) and (q)(5), respectively), filed with the Commission on May 27, 2016.

SIGNATURES

ASMF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASMF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 14th day of January, 2019.

ASMF OFFSHORE FUND, LTD.

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
Director

This Amendment to the Registration Statement for Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASMF Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 14th day of January, 2019.

Signature	Capacity

/s/ Amy K. Johnson*	Director, ASMF Offshore Fund, Ltd.
Amy K. Johnson

/s/ Anthony P. Haugen*	Director, ASMF Offshore Fund, Ltd.
Anthony P. Haugen

/s/ Christopher O. Petersen	Director, ASMF Offshore Fund, Ltd.
Christopher O. Petersen

*	By:	/s/ Joseph D’ Alessandro
	Name:	Joseph D’ Alessandro**
Attorney-in-fact

**

Executed by Joseph D’ Alessandro on behalf of Amy K. Johnson and Anthony P. Haugen pursuant to Powers of Attorney, dated May 11, 2016, and incorporated by reference to Post-Effective Amendment No. 261 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibits (q)(4) and (q)(5), respectively), filed with the Commission on May 27, 2016.

Exhibit Index

Exhibit No.	Description

EX-99(q)(6)	Power of Attorney for Joseph Beranek, dated January 3, 2019

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase